Consolidated statements of comprehensive income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale investments:
Unrealized gains (losses), tax	$ 1	$ (3)	$ (9)
Reclassification of recognized transactions, tax	(7)	0	(3)
Net actuarial gains (losses) of defined benefit plans:
Adjustment, tax	65	61	(38)
Reclassification of recognized transactions, tax	(28)	(36)	(27)
Prior service cost of defined benefit plans:
Adjustment, tax	5	(1)	1
Reclassification of recognized transactions, tax	(1)	0	3
Change in fair value of derivative instrument, tax benefit (expense)	$ 1	$ 0	$ 0